Finance Costs (Details) - Schedule of Finance Cost - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule of Finance Cost [Abstract]
Interest on bank borrowings	$ 617	$ 769
Interest on amount due to a non-controlling shareholder	2,786	426
Finance cost	$ 3,403	$ 1,195